Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 11,960	$ 12,540	$ 12,512	$ 13,169	$ 14,971
Provision for credit losses	1,744	2,528	3,770	2,442	1,395
Interest income on certain impaired loans	(166)	(186)	(205)	(198)	(211)
Loan charge-offs	(4,428)	(4,587)	(5,247)	(4,454)	(4,724)
Loan recoveries	1,684	1,659	1,727	1,562	1,779
Net loan charge-offs	(2,744)	(2,928)	(3,520)	(2,892)	(2,945)
Allowance related to business combinations/other	(87)	6	(17)	(9)	(41)
Allowance for credit losses, ending balance	10,707	11,960	12,540	12,512	13,169
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,632	7,394
Provision for credit losses	281	(261)
Interest income on certain impaired loans	(47)	(59)
Loan charge-offs	(839)	(872)	(1,488)	(811)	(717)
Loan recoveries	410	426	428	424	673
Net loan charge-offs	(429)	(446)
Allowance related to business combinations/other	(20)	4
Allowance for credit losses, ending balance	6,417	6,632	7,394
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,328	5,146
Provision for credit losses	1,463	2,789
Interest income on certain impaired loans	(119)	(127)
Loan charge-offs	(3,589)	(3,715)	(3,759)	(3,643)	(4,007)
Loan recoveries	1,274	1,233	1,299	$ 1,138	$ 1,106
Net loan charge-offs	(2,315)	(2,482)
Allowance related to business combinations/other	(67)	2
Allowance for credit losses, ending balance	$ 4,290	$ 5,328	$ 5,146